Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 3,037,727	$ 3,889,426	$ 6,927,153
MEXICO
Total	2,627,317	2,939,185	5,566,502
MEXICO | Ejido San Felipe
Total		268,393	268,393
MEXICO | Ejido San Jose de las Bocas
Total		102,602	102,602
MEXICO | Government of Mexico, Secretariat of Economy
Total	2,627,317	2,568,190	5,195,507
UNITED STATES
Total	410,410	950,241	1,360,651
UNITED STATES | Government of United States of America, Bureau of Land Management
Total		178,720	178,720
UNITED STATES | Government of United States of America, Mine Safety and Health
Total		117,298	117,298
UNITED STATES | Government of United States of America, Pension Benefit Guaranty Corporation
Total		285,117	285,117
UNITED STATES | Government of United States of America, US Department of Interior
Total		220,968	220,968
UNITED STATES | Nevada Department of Wildlife
Total		13,972	13,972
UNITED STATES | Nevada Division of Environmental Protection
Total		132,090	132,090
UNITED STATES | Shoshone County Tax Collector
Total	$ 410,410		410,410
UNITED STATES | State Emergency Response Commission
Total		$ 2,096	$ 2,096